INVESTMENTS IN DEBT AND EQUITY SECURITIES (Details) - USD ($) $ in Thousands, shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments in debt and equity securities	$ 35,320	$ 74,079
Face value of bonds	15,216	12,753
Equity securities	$ 20,104	61,326
Debt Instrument, Redemption Price, Percentage	7.50%
Equity securities pledged to creditors	$ 10,107	43,775
Equity Securities, FV-NI, Realized Gain (Loss)	2,300
Corporate Bond Securities [Member]
Amortised Cost	13,404	12,118
Face value of bonds	15,216	12,753
AOCI, Debt Securities, Available-for-sale, Adjustment, after Tax	1,812	635
Corporate Bond Securities_NorAm Drilling [Member]
Amortised Cost	4,131	4,132
Face value of bonds	4,667	4,690
AOCI, Debt Securities, Available-for-sale, Adjustment, after Tax	$ 536	$ 558
Common stock - Frontline Ltd [Member]
Investment Owned, Balance, Shares	1.4	3.4
Forward Contract To Repurchase Shares, Number Of Shares	1.4	3.4
Principal debt amount	$ 15,639	$ 36,763
Sale of Stock, Number of Shares Issued in Transaction	2.0
Proceeds from Sale and Maturity of Debt and Equity Securities, FV-NI, Held-for-investment	$ 21,100
Forward Contract To Repurchase Shares	16,100
Corporate Bond Securities_Oro Negro Super Senior [Member]
Face value of bonds		2,358
Corporate Bond Securities Oro Negro 7.5%
Amortised Cost	566	5,705
Face value of bonds	$ 1,393	5,705
Debt Instrument, Redemption Price, Percentage	7.50%
AOCI, Debt Securities, Available-for-sale, Adjustment, after Tax	$ 827	0
Corporate Bond Securities Oro Negro 12%
Amortised Cost	0	2,281
Face value of bonds	$ 0
Debt Instrument, Redemption Price, Percentage	12.00%
AOCI, Debt Securities, Available-for-sale, Adjustment, after Tax	$ 0	77
Corporate Bond Securities NT Rig Holdco 12%
Amortised Cost	3,568	0
Purchase of corporate bonds	1,300
Face value of bonds	$ 3,971	0
Debt Instrument, Redemption Price, Percentage	12.00%
AOCI, Debt Securities, Available-for-sale, Adjustment, after Tax	$ 403	0
Corporate Bond Securities NT Rig Holdco 7.5%
Amortised Cost	5,139	0
Face value of bonds	5,185	0
AOCI, Debt Securities, Available-for-sale, Adjustment, after Tax	46	0
Frontline [Member]
Equity securities	10,107	43,775
NorAm Drilling [Member]
Equity securities	1,949	4,326
ADS Crude Carriers
Equity securities	$ 8,048	$ 13,225